ADDITIONAL INFORMATION ON THE CONSOLIDATED INCOME STATEMENT - IFRS 15 - UNAUDITED (Tables)	12 Months Ended
Dec. 31, 2018
ADDITIONAL INFORMATION ON THE CONSOLIDATED INCOME STATEMENT - IFRS 15 - UNAUDITED
Schedule of effects of the adoption of IFRS 15

	2018			2017	2016
	Income Statements		Income Statements	Income Statements	Income Statements
	(IFRS 15)	IFRS adjustments 15	(IAS 18)	(IAS 18)	(IAS 18)
Net operating revenue	43,462,740	(14,750)	43,447,990	43,206,832	42,508,459
Cost of sales	(21,025,767)	—	(21,025,767)	(20,272,530)	(20,823,014)
Gross profit	22,436,973	(14,750)	22,422,223	22,934,302	21,685,445

Operating income (expenses)	(12,980,789)	(71,234)	(13,052,023)	(16,302,065)	(15,317,426)
Selling expenses	(12,832,741)	(71,234)	(12,903,975)	(13,136,474)	(12,455,366)
General and administrative expenses	(2,598,970)	—	(2,598,970)	(2,443,105)	(2,793,386)
Other operating income	4,077,003	—	4,077,003	464,182	968,479
Other operating expenses	(1,626,081)	—	(1,626,081)	(1,186,668)	(1,037,153)
Operating income	9,456,184	(85,984)	9,370,200	6,632,237	6,368,019

Financial income	4,112,640	—	4,112,640	1,755,958	2,781,359
Financial expenses	(2,285,487)	—	(2,285,487)	(2,659,002)	(4,015,900)
Equity pickup	(5,847)	—	(5,847)	1,580	1,244
Income before taxes	11,277,490	(85,984)	11,191,506	5,730,773	5,134,722
Income and social contribution taxes	(2,349,232)	29,234	(2,319,998)	(1,121,983)	(1,049,480)

Net income for the year	8,928,258	(56,750)	8,871,508	4,608,790	4,085,242